Commitments and contingencies (Table)	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future payments at June 30, 2013, by year end are as follows:

	Operating
	lease
	for office	Management
	facilities	fee	Total	Total
			RMB	USD

2014	12,450,256	5,182,187	17,632,443	2,872,950
2015	8,906,732	3,213,363	12,120,095	1,974,793
2016	8,201,096	2,899,432	11,100,528	1,808,669
2017	7,216,419	5,220,136	12,436,555	2,026,356
2018	6,494,213	5,878,018	12,372,231	2,015,875
Thereafter	41,538,018	81,533,842	123,071,860	20,052,768
	84,806,734	103,926,978	188,733,712	30,751,411